Summary of Information about Stock Options Outstanding (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	7,192,366	5,778,866	6,628,555	1,893,303
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	6 years 2 months 12 days	7 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 0.51	$ 1.11	$ 1.31	$ 1.36
Options Exercisable, Total Shares	4,323,751	3,566,669
Options Exercisable, Weighted- Average Exercise Price	$ 0.65	$ 1.17
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 0.30	$ 1.00
Options Outstanding, Shares	5,857,879	5,388,133
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	6 years 10 months 24 days	7 years 9 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 0.30	$ 1.00
Options Exercisable, Total Shares	3,029,266	3,175,936
Options Exercisable, Weighted- Average Exercise Price	$ 0.30	$ 1.00
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 1.00	$ 2.42
Options Outstanding, Shares	943,754	299,066
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 months 6 days	3 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 1.00	$ 2.42
Options Exercisable, Total Shares	903,752	299,066
Options Exercisable, Weighted- Average Exercise Price	$ 1.00	$ 2.42
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.42	$ 3.00
Options Outstanding, Shares	299,066	91,667
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	2 months 12 days	1 year 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.42	$ 3.00
Options Exercisable, Total Shares	299,066	91,667
Options Exercisable, Weighted- Average Exercise Price	$ 2.42	$ 3.00
Exercise Price 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 3.00
Options Outstanding, Shares	91,667
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 3.00
Options Exercisable, Total Shares	91,667
Options Exercisable, Weighted- Average Exercise Price	$ 3.00